Annual Total Returns - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend Income Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend Income Fund - Class K6
Bar Chart Table:
Annual Return 2019	10.78%
Annual Return 2020	8.77%
Annual Return 2021	3.02%
Annual Return 2022	(11.58%)